Label		Element	Value
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 29 and 31 of the Prospectus and "Additional Purchase and Redemption Information" on page 47 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in investments related to precious metals;

  any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments;

  up to 40% of the Fund's total assets in emerging market equity securities; and

  up to 25% of the Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals.

The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. While we may invest in precious metals companies domiciled in any jurisdiction in the world, the Fund may concentrate its investments in a limited number of countries.

We invest principally in investments related to precious metals across all market capitalizations. These investments include equity securities of a wholly owned subsidiary of the Fund set up in the Cayman Islands that may invest directly in precious metals or minerals. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Primary emphasis is placed on precious metals related companies. The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Subsidiary Risk. The value of a Fund's investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the delivery, storage, maintenance and possible illiquidity of the precious metals or minerals in which the subsidiary invests, as well as by custody and transaction costs associated with the subsidiary's investments. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	(Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 3rd Quarter 2012 +23.36% Lowest Quarter: 2nd Quarter 2013 -34.65% Year-to-date total return as of 6/30/2015 is -6.30%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(14.18%)
5 Years		rr_AverageAnnualReturnYear05	(17.21%)
10 Years		rr_AverageAnnualReturnYear10	(3.11%)
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.17%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 680
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,174
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,907
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2005		rr_AnnualReturn2005	35.59%
Annual Return 2006		rr_AnnualReturn2006	36.38%
Annual Return 2007		rr_AnnualReturn2007	23.68%
Annual Return 2008		rr_AnnualReturn2008	(21.92%)
Annual Return 2009		rr_AnnualReturn2009	46.70%
Annual Return 2010		rr_AnnualReturn2010	37.84%
Annual Return 2011		rr_AnnualReturn2011	(16.06%)
Annual Return 2012		rr_AnnualReturn2012	(7.74%)
Annual Return 2013		rr_AnnualReturn2013	(48.61%)
Annual Return 2014		rr_AnnualReturn2014	(6.81%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is -6.30%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(6.30%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	23.36%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(34.65%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year		rr_AverageAnnualReturnYear01	(12.18%)
5 Years		rr_AverageAnnualReturnYear05	(13.59%)
10 Years		rr_AverageAnnualReturnYear10	2.35%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jan. 20, 1998
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund) | Class A | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(12.18%)
5 Years		rr_AverageAnnualReturnYear05	(14.26%)
10 Years		rr_AverageAnnualReturnYear10	1.68%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jan. 20, 1998
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(6.89%)
5 Years		rr_AverageAnnualReturnYear05	(8.84%)
10 Years		rr_AverageAnnualReturnYear10	2.64%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jan. 20, 1998
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund) | Class B
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.92%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 687
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	895
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,229
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,950
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	595
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,029
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,950
1 Year		rr_AverageAnnualReturnYear01	(12.15%)
5 Years		rr_AverageAnnualReturnYear05	(13.51%)
10 Years		rr_AverageAnnualReturnYear10	2.44%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jan. 30, 1978
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Precious Metals Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.92%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 287
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	595
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,029
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,237
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	595
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,029
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,237
1 Year		rr_AverageAnnualReturnYear01	(8.50%)
5 Years		rr_AverageAnnualReturnYear05	(13.21%)
10 Years		rr_AverageAnnualReturnYear10	2.21%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jan. 29, 1998
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 29 and 31 of the Prospectus and "Additional Purchase and Redemption Information" on page 47 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	119.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of technology companies;

  up to 50% of the Fund's total assets in equity securities of foreign issuers, including up to 15% of the Fund's total assets in equity securities of emerging markets issuers, directly or through ADRs and similar investments;

  up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and

  we may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

We invest principally in equity securities of global technology companies across all market capitalizations including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	(Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 2nd Quarter 2009 +21.82% Lowest Quarter: 4th Quarter 2008 -23.69% Year-to-date total return as of 6/30/2015 is +4.57%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund) | S&P North American Technology Sector Index [TR] (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	15.28%
5 Years		rr_AverageAnnualReturnYear05	14.83%
10 Years		rr_AverageAnnualReturnYear10	9.15%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.45%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[4]	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 714
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,007
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,322
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,210
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2005		rr_AnnualReturn2005	8.15%
Annual Return 2006		rr_AnnualReturn2006	6.25%
Annual Return 2007		rr_AnnualReturn2007	28.55%
Annual Return 2008		rr_AnnualReturn2008	(44.95%)
Annual Return 2009		rr_AnnualReturn2009	58.44%
Annual Return 2010		rr_AnnualReturn2010	27.01%
Annual Return 2011		rr_AnnualReturn2011	(10.09%)
Annual Return 2012		rr_AnnualReturn2012	12.37%
Annual Return 2013		rr_AnnualReturn2013	42.92%
Annual Return 2014		rr_AnnualReturn2014	12.40%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +4.57%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.57%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	21.82%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(23.69%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	5.94%
5 Years		rr_AverageAnnualReturnYear05	14.19%
10 Years		rr_AverageAnnualReturnYear10	9.60%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund) | Class A | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	2.04%
5 Years		rr_AverageAnnualReturnYear05	12.83%
10 Years		rr_AverageAnnualReturnYear10	8.95%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.47%
5 Years		rr_AverageAnnualReturnYear05	11.13%
10 Years		rr_AverageAnnualReturnYear10	7.78%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund) | Class B
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.20%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[4]	rr_NetExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 723
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	988
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,380
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,255
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,180
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,255
1 Year		rr_AverageAnnualReturnYear01	6.64%
5 Years		rr_AverageAnnualReturnYear05	14.50%
10 Years		rr_AverageAnnualReturnYear10	9.67%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Specialized Technology Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.20%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[4]	rr_NetExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 323
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	688
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,534
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,180
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,534
1 Year		rr_AverageAnnualReturnYear01	10.56%
5 Years		rr_AverageAnnualReturnYear05	14.71%
10 Years		rr_AverageAnnualReturnYear10	9.44%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 29 and 31 of the Prospectus and "Additional Purchase and Redemption Information" on page 47 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	29.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies;

  up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies;

  up to 20% of this portion may be invested in convertible debentures rated below investment grade;

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in securities of utility and telecommunications companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	(Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 1st Quarter 2013 +11.13% Lowest Quarter: 3rd Quarter 2008 -17.71% Year-to-date total return as of 6/30/2015 is -7.93%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	28.98%
5 Years		rr_AverageAnnualReturnYear05	13.34%
10 Years		rr_AverageAnnualReturnYear10	9.63%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.18%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	925
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,184
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,922
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2005		rr_AnnualReturn2005	20.29%
Annual Return 2006		rr_AnnualReturn2006	28.75%
Annual Return 2007		rr_AnnualReturn2007	18.86%
Annual Return 2008		rr_AnnualReturn2008	(30.80%)
Annual Return 2009		rr_AnnualReturn2009	19.08%
Annual Return 2010		rr_AnnualReturn2010	3.05%
Annual Return 2011		rr_AnnualReturn2011	16.20%
Annual Return 2012		rr_AnnualReturn2012	8.93%
Annual Return 2013		rr_AnnualReturn2013	18.24%
Annual Return 2014		rr_AnnualReturn2014	16.23%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is -7.93%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(7.93%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	11.13%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(17.71%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year		rr_AverageAnnualReturnYear01	9.55%
5 Years		rr_AverageAnnualReturnYear05	11.06%
10 Years		rr_AverageAnnualReturnYear10	9.87%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jan. 04, 1994
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class A | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	8.71%
5 Years		rr_AverageAnnualReturnYear05	10.53%
10 Years		rr_AverageAnnualReturnYear10	8.90%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jan. 04, 1994
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	5.39%
5 Years		rr_AverageAnnualReturnYear05	8.73%
10 Years		rr_AverageAnnualReturnYear10	7.84%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jan. 04, 1994
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class B
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.93%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 693
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	903
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,239
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,965
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	603
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,039
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,965
1 Year		rr_AverageAnnualReturnYear01	10.39%
5 Years		rr_AverageAnnualReturnYear05	11.29%
10 Years		rr_AverageAnnualReturnYear10	9.95%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jan. 04, 1994
(WFA Specialty Funds - Classes A, B and C) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.93%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,039
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,251
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	603
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,039
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,251
1 Year		rr_AverageAnnualReturnYear01	14.37%
5 Years		rr_AverageAnnualReturnYear05	11.55%
10 Years		rr_AverageAnnualReturnYear10	9.69%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Sep. 02, 1994
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Precious Metals Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[6]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in investments related to precious metals;

  any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments;

  up to 40% of the Fund's total assets in emerging market equity securities; and

  up to 25% of the Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals.

The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. While we may invest in precious metals companies domiciled in any jurisdiction in the world, the Fund may concentrate its investments in a limited number of countries.

We invest principally in investments related to precious metals across all market capitalizations. These investments include equity securities of a wholly owned subsidiary of the Fund set up in the Cayman Islands that may invest directly in precious metals or minerals. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Primary emphasis is placed on precious metals related companies. The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Subsidiary Risk. The value of a Fund's investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the delivery, storage, maintenance and possible illiquidity of the precious metals or minerals in which the subsidiary invests, as well as by custody and transaction costs associated with the subsidiary's investments. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 3rd Quarter 2012 +23.42% Lowest Quarter: 2nd Quarter 2013 -34.60% Year-to-date total return as of 6/30/2015 is -6.26%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(14.18%)
5 Years		rr_AverageAnnualReturnYear05	(17.21%)
10 Years		rr_AverageAnnualReturnYear10	(3.11%)
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.09%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	[7]	rr_NetExpensesOverAssets	0.95%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 97
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	333
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	587
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,316
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005		rr_AnnualReturn2005	35.79%
Annual Return 2006		rr_AnnualReturn2006	36.57%
Annual Return 2007		rr_AnnualReturn2007	23.82%
Annual Return 2008		rr_AnnualReturn2008	(21.85%)
Annual Return 2009		rr_AnnualReturn2009	46.85%
Annual Return 2010		rr_AnnualReturn2010	37.99%
Annual Return 2011		rr_AnnualReturn2011	(15.92%)
Annual Return 2012		rr_AnnualReturn2012	(7.61%)
Annual Return 2013		rr_AnnualReturn2013	(48.54%)
Annual Return 2014		rr_AnnualReturn2014	(6.66%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is -6.26%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(6.26%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	23.42%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(34.60%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year		rr_AverageAnnualReturnYear01	(6.66%)
5 Years		rr_AverageAnnualReturnYear05	(12.43%)
10 Years		rr_AverageAnnualReturnYear10	3.10%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(6.66%)
5 Years		rr_AverageAnnualReturnYear05	(13.13%)
10 Years		rr_AverageAnnualReturnYear10	2.40%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.77%)
5 Years		rr_AverageAnnualReturnYear05	(8.08%)
10 Years		rr_AverageAnnualReturnYear10	3.25%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Specialized Technology Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[6]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	119.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of technology companies;

  up to 50% of the Fund's total assets in equity securities of foreign issuers, including up to 15% of the Fund's total assets in equity securities of emerging markets issuers, directly or through ADRs and similar investments;

  up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and

  we may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

We invest principally in equity securities of global technology companies across all market capitalizations including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 2nd Quarter 2009 +21.82% Lowest Quarter: 4th Quarter 2008 -23.69% Year-to-date total return as of 6/30/2015 is +4.62%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Specialized Technology Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Specialized Technology Fund) | S&P North American Technology Sector Index [TR] (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	15.28%
5 Years		rr_AverageAnnualReturnYear05	14.83%
10 Years		rr_AverageAnnualReturnYear10	9.15%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.37%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	[8]	rr_NetExpensesOverAssets	1.34%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 136
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	431
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	747
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,644
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005		rr_AnnualReturn2005	8.15%
Annual Return 2006		rr_AnnualReturn2006	6.25%
Annual Return 2007		rr_AnnualReturn2007	28.55%
Annual Return 2008		rr_AnnualReturn2008	(44.95%)
Annual Return 2009		rr_AnnualReturn2009	58.44%
Annual Return 2010		rr_AnnualReturn2010	27.16%
Annual Return 2011		rr_AnnualReturn2011	(10.08%)
Annual Return 2012		rr_AnnualReturn2012	12.78%
Annual Return 2013		rr_AnnualReturn2013	43.22%
Annual Return 2014		rr_AnnualReturn2014	12.59%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +4.62%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.62%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	21.82%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(23.69%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	12.59%
5 Years		rr_AverageAnnualReturnYear05	15.77%
10 Years		rr_AverageAnnualReturnYear10	10.36%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	8.48%
5 Years		rr_AverageAnnualReturnYear05	14.39%
10 Years		rr_AverageAnnualReturnYear10	9.70%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	8.29%
5 Years		rr_AverageAnnualReturnYear05	12.46%
10 Years		rr_AverageAnnualReturnYear10	8.44%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Utility and Telecommunications Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[6]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	29.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies;

  up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies;

  up to 20% of this portion may be invested in convertible debentures rated below investment grade;

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in securities of utility and telecommunications companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 1st Quarter 2013 +11.17% Lowest Quarter: 3rd Quarter 2008 -17.66% Year-to-date total return as of 6/30/2015 is -7.84%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	28.98%
5 Years		rr_AverageAnnualReturnYear05	13.34%
10 Years		rr_AverageAnnualReturnYear10	9.63%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.10%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	0.96%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 98
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	336
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	593
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,328
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return 2005		rr_AnnualReturn2005	20.45%
Annual Return 2006		rr_AnnualReturn2006	28.87%
Annual Return 2007		rr_AnnualReturn2007	18.90%
Annual Return 2008		rr_AnnualReturn2008	(30.72%)
Annual Return 2009		rr_AnnualReturn2009	19.06%
Annual Return 2010		rr_AnnualReturn2010	3.18%
Annual Return 2011		rr_AnnualReturn2011	16.47%
Annual Return 2012		rr_AnnualReturn2012	9.13%
Annual Return 2013		rr_AnnualReturn2013	18.47%
Annual Return 2014		rr_AnnualReturn2014	16.44%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is -7.84%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(7.84%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	11.17%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(17.66%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year		rr_AverageAnnualReturnYear01	16.44%
5 Years		rr_AverageAnnualReturnYear05	12.59%
10 Years		rr_AverageAnnualReturnYear10	10.66%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Administrator Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	15.46%
5 Years		rr_AverageAnnualReturnYear05	12.00%
10 Years		rr_AverageAnnualReturnYear10	9.63%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Specialty Funds - Administrator Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	9.29%
5 Years		rr_AverageAnnualReturnYear05	9.99%
10 Years		rr_AverageAnnualReturnYear10	8.52%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(WFA Specialty Funds - Institutuinal Class) | (Wells Fargo Advantage Precious Metals Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[10]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in investments related to precious metals;

  any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments;

  up to 40% of the Fund's total assets in emerging market equity securities; and

  up to 25% of the Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals.

The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. While we may invest in precious metals companies domiciled in any jurisdiction in the world, the Fund may concentrate its investments in a limited number of countries.

We invest principally in investments related to precious metals across all market capitalizations. These investments include equity securities of a wholly owned subsidiary of the Fund set up in the Cayman Islands that may invest directly in precious metals or minerals. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Primary emphasis is placed on precious metals related companies. The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Subsidiary Risk. The value of a Fund's investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the delivery, storage, maintenance and possible illiquidity of the precious metals or minerals in which the subsidiary invests, as well as by custody and transaction costs associated with the subsidiary's investments. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 3rd Quarter 2012 +23.46% Lowest Quarter: 2nd Quarter 2013 -34.58% Year-to-date total return as of 6/30/2015 is -6.17%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Institutuinal Class) | (Wells Fargo Advantage Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(WFA Specialty Funds - Institutuinal Class) | (Wells Fargo Advantage Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(14.18%)
5 Years		rr_AverageAnnualReturnYear05	(17.21%)
10 Years		rr_AverageAnnualReturnYear10	(3.11%)
(WFA Specialty Funds - Institutuinal Class) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.84%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	[11]	rr_NetExpensesOverAssets	0.79%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 81
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	263
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	461
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,033
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2005		rr_AnnualReturn2005	36.01%
Annual Return 2006		rr_AnnualReturn2006	36.78%
Annual Return 2007		rr_AnnualReturn2007	24.02%
Annual Return 2008		rr_AnnualReturn2008	(21.73%)
Annual Return 2009		rr_AnnualReturn2009	47.09%
Annual Return 2010		rr_AnnualReturn2010	38.21%
Annual Return 2011		rr_AnnualReturn2011	(15.73%)
Annual Return 2012		rr_AnnualReturn2012	(7.42%)
Annual Return 2013		rr_AnnualReturn2013	(48.46%)
Annual Return 2014		rr_AnnualReturn2014	(6.52%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is -6.17%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(6.17%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	23.46%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(34.58%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year		rr_AverageAnnualReturnYear01	(6.52%)
5 Years		rr_AverageAnnualReturnYear05	(12.27%)
10 Years		rr_AverageAnnualReturnYear10	3.27%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
(WFA Specialty Funds - Institutuinal Class) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(6.52%)
5 Years		rr_AverageAnnualReturnYear05	(12.99%)
10 Years		rr_AverageAnnualReturnYear10	2.56%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
(WFA Specialty Funds - Institutuinal Class) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(3.69%)
5 Years		rr_AverageAnnualReturnYear05	(7.98%)
10 Years		rr_AverageAnnualReturnYear10	3.38%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
(WFA Specialty Funds - Institutuinal Class) | (Wells Fargo Advantage Utility and Telecommunications Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[10]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	29.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies;

  up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies;

  up to 20% of this portion may be invested in convertible debentures rated below investment grade;

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in securities of utility and telecommunications companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 1st Quarter 2013 +11.20% Lowest Quarter: 3rd Quarter 2008 -17.62% Year-to-date total return as of 6/30/2015 is -7.78%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Institutuinal Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	28.98%
5 Years		rr_AverageAnnualReturnYear05	13.34%
10 Years		rr_AverageAnnualReturnYear10	9.63%
(WFA Specialty Funds - Institutuinal Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(WFA Specialty Funds - Institutuinal Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.85%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	[12]	rr_NetExpensesOverAssets	0.79%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 81
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	265
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	465
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,043
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Annual Return 2005		rr_AnnualReturn2005	20.66%
Annual Return 2006		rr_AnnualReturn2006	29.09%
Annual Return 2007		rr_AnnualReturn2007	19.10%
Annual Return 2008		rr_AnnualReturn2008	(30.60%)
Annual Return 2009		rr_AnnualReturn2009	19.26%
Annual Return 2010		rr_AnnualReturn2010	3.43%
Annual Return 2011		rr_AnnualReturn2011	16.56%
Annual Return 2012		rr_AnnualReturn2012	9.31%
Annual Return 2013		rr_AnnualReturn2013	18.65%
Annual Return 2014		rr_AnnualReturn2014	16.45%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is -7.78%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(7.78%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	11.20%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(17.62%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year		rr_AverageAnnualReturnYear01	16.45%
5 Years		rr_AverageAnnualReturnYear05	12.73%
10 Years		rr_AverageAnnualReturnYear10	10.83%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Feb. 28, 1994
(WFA Specialty Funds - Institutuinal Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Institutional Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	15.38%
5 Years		rr_AverageAnnualReturnYear05	12.11%
10 Years		rr_AverageAnnualReturnYear10	9.78%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Feb. 28, 1994
(WFA Specialty Funds - Institutuinal Class) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	9.29%
5 Years		rr_AverageAnnualReturnYear05	10.10%
10 Years		rr_AverageAnnualReturnYear10	8.65%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Feb. 28, 1994
(WFA Specialty Funds - Investor Class) | (Wells Fargo Advantage Specialized Technology Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[13]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	119.00%
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of technology companies;

  up to 50% of the Fund's total assets in equity securities of foreign issuers, including up to 15% of the Fund's total assets in equity securities of emerging markets issuers, directly or through ADRs and similar investments;

  up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and

  we may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

We invest principally in equity securities of global technology companies across all market capitalizations including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 2nd Quarter 2009 +21.69% Lowest Quarter: 4th Quarter 2008 -23.64% Year-to-date total return as of 6/30/2015 is +4.62%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(WFA Specialty Funds - Investor Class) | (Wells Fargo Advantage Specialized Technology Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
(WFA Specialty Funds - Investor Class) | (Wells Fargo Advantage Specialized Technology Fund) | S&P North American Technology Sector Index [TR] (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	15.28%
5 Years		rr_AverageAnnualReturnYear05	14.83%
10 Years		rr_AverageAnnualReturnYear10	9.15%
(WFA Specialty Funds - Investor Class) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.56%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[14]	rr_NetExpensesOverAssets	1.54%
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	$ 157
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	491
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	848
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,855
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Annual Return 2005		rr_AnnualReturn2005	8.11%
Annual Return 2006		rr_AnnualReturn2006	5.88%
Annual Return 2007		rr_AnnualReturn2007	28.47%
Annual Return 2008		rr_AnnualReturn2008	(45.00%)
Annual Return 2009		rr_AnnualReturn2009	58.23%
Annual Return 2010		rr_AnnualReturn2010	27.02%
Annual Return 2011		rr_AnnualReturn2011	(10.27%)
Annual Return 2012		rr_AnnualReturn2012	12.33%
Annual Return 2013		rr_AnnualReturn2013	42.93%
Annual Return 2014		rr_AnnualReturn2014	12.32%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2015 is +4.62%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.62%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	21.69%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(23.64%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	12.32%
5 Years		rr_AverageAnnualReturnYear05	15.50%
10 Years		rr_AverageAnnualReturnYear10	10.15%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Specialty Funds - Investor Class) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class | (after taxes on distributions)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	8.14%
5 Years		rr_AverageAnnualReturnYear05	14.10%
10 Years		rr_AverageAnnualReturnYear10	9.49%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Specialty Funds - Investor Class) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	8.16%
5 Years		rr_AverageAnnualReturnYear05	12.23%
10 Years		rr_AverageAnnualReturnYear10	8.26%
Inception Date of Share Class		rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[3]	The Manager has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Manager has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for Class A, 2.25% for Class B, and 2.25% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Manager has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.14% for Class A, 1.89% for Class B and 1.89% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[7]	The Manager has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Manager has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.33% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	The Manager has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[11]	The Manager has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	The Manager has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.78% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[13]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[14]	The Manager has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.53% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.